Leases - Summary of Detailed Information About Future Minimum Rental Receivables Under Non-Cancellable Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	¥ 24,592	$ 3,470	¥ 26,254
Within 1 Year [member] | Related parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	1,787	252	1,248
Within 1 Year [member] | Joint ventures [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	2,691	380	2,308
Within 1 Year [member] | Third parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	892	126	1,391
After 1 Year but within 5 years [member] | Related parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	660	93	1,030
After 1 Year but within 5 years [member] | Joint ventures [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	10,526	1,486	9,087
After 1 Year but within 5 years [member] | Third parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	1,504	212	1,463
After than 5 years [member] | Related parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases			455
After than 5 years [member] | Joint ventures [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	5,643	796	¥ 9,272
After than 5 years [member] | Third parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	¥ 889	$ 125